Allowance for Loan Losses and Recorded Investment in Loans (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses:
Beginning Balance				$ 2,341				$ 2,437	$ 2,341	$ 2,437
Provision charged to expense	$ 25	$ 25	$ 25	25	$ (6)	$ 131	$ 105	71	100	301
Losses charged off									(438)	(670)
Recoveries									119	273
Ending Balance	2,122				2,341				2,122	2,341
Ending balance: individually evaluated for impairment	73				119				73	119
Ending balance: collectively evaluated for impairment	2,049				2,222				2,049	2,222
Loans:
Ending balance: individually evaluated for impairment	1,008				4,652				1,008	4,652
Ending balance: collectively evaluated for impairment	359,381				352,069				359,381	352,069
Commercial
Allowance for loan losses:
Beginning Balance				495				184	495	184
Provision charged to expense									39	235
Losses charged off									(49)	(2)
Recoveries									52	78
Ending Balance	537				495				537	495
Ending balance: individually evaluated for impairment	0				11				0	11
Ending balance: collectively evaluated for impairment	537				484				537	484
Loans:
Ending balance: individually evaluated for impairment	83				3,148				83	3,148
Ending balance: collectively evaluated for impairment	75,205				71,366				75,205	71,366
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				804				597	804	597
Provision charged to expense									118	213
Losses charged off									(81)	(108)
Recoveries									2	102
Ending Balance	843				804				843	804
Ending balance: individually evaluated for impairment	73				108				73	108
Ending balance: collectively evaluated for impairment	770				696				770	696
Loans:
Ending balance: individually evaluated for impairment	619				1,178				619	1,178
Ending balance: collectively evaluated for impairment	195,108				190,508				195,108	190,508
Residential
Allowance for loan losses:
Beginning Balance				591				170	591	170
Provision charged to expense									(97)	542
Losses charged off									(78)	(143)
Recoveries									20	22
Ending Balance	436				591				436	591
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	436				591				436	591
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	76,501				76,154				76,501	76,154
Installment
Allowance for loan losses:
Beginning Balance				107				113	107	113
Provision charged to expense									296	340
Losses charged off									(230)	(417)
Recoveries									45	71
Ending Balance	218				107				218	107
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	218				107				218	107
Loans:
Ending balance: individually evaluated for impairment	306				326				306	326
Ending balance: collectively evaluated for impairment	12,567				14,041				12,567	14,041
Unallocated
Allowance for loan losses:
Beginning Balance				$ 344				$ 1,373	344	1,373
Provision charged to expense									(256)	(1,029)
Losses charged off									0	0
Recoveries									0	0
Ending Balance	88				344				88	344
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	88				344				88	344
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0